Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000001556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.59%)	(1.42%)	0.83%
C000001559 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	0.83%	(0.38%)	1.47%
C000001551 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	0.91%	(0.25%)	1.37%
C000001548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.58%)	(1.32%)	0.73%
C000001552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(4.78%)	(0.02%)	1.49%
C000001555 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	(0.41%)	1.07%	2.13%
Without Sales Load [Member] | C000001556 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.59%	(0.57%)	1.27%
Without Sales Load [Member] | C000137685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.19%)	(1.37%)	0.62%
Without Sales Load [Member] | C000001548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	0.62%	(0.47%)	1.16%
Without Sales Load [Member] | C000137683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.12%)	(1.25%)	0.52%
Without Sales Load [Member] | C000001552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(0.64%)	0.85%	1.92%
Without Sales Load [Member] | C000137684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	(1.43%)	0.06%	1.27%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	2.44%	0.78%	2.22%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	0.90%	(0.12%)	1.32%
S And P Municipal Bond North Carolina Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond North Carolina Index
Average Annual Return, Percent	2.99%	0.38%	1.83%
S And P Municipal Bond Louisiana Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Louisiana Index
Average Annual Return, Percent	2.50%	1.35%	2.35%
S And P Municipal Bond Georgia Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Georgia Index
Average Annual Return, Percent	3.16%	0.78%	2.03%